PGIM Jennison Global Equity Income Fund
Schedule of Investments as of January 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 98.7%
Common Stocks 93.7%
Australia 2.5%
APA Group	1,756,330	$13,066,106
Transurban Group	1,123,434	11,313,267
		24,379,373
Canada 2.7%
Enbridge, Inc.	576,740	19,375,758
Pembina Pipeline Corp.	260,657	6,861,165
		26,236,923
France 7.6%
AXA SA	1,233,864	27,359,566
Cie Generale des Etablissements Michelin SCA	99,088	13,709,795
Sanofi	190,729	17,922,385
TOTAL SE, ADR	343,415	14,450,903
		73,442,649
Germany 1.9%
RWE AG	191,733	8,251,633
Telefonica Deutschland Holding AG	3,502,412	9,618,840
		17,870,473
Italy 2.6%
Enel SpA	2,483,703	24,605,542
Netherlands 1.9%
Akzo Nobel NV	181,566	18,517,672
South Korea 1.3%
Samsung Electronics Co. Ltd.	168,018	12,273,024
Spain 4.0%
Ferrovial SA	338,417	8,105,163
Iberdrola SA	2,191,060	29,658,837
Iberdrola SA*	31,300	423,686
		38,187,686
Switzerland 3.3%
Zurich Insurance Group AG	80,717	32,197,871

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Taiwan 3.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	301,290	$36,612,761
United Kingdom 4.2%
AstraZeneca PLC, ADR(a)	279,046	14,119,728
Linde PLC	105,109	25,793,748
		39,913,476
United States 57.9%
AbbVie, Inc.	270,225	27,692,658
American Campus Communities, Inc., REIT	616,015	25,355,177
Apple, Inc.	314,963	41,562,517
Bristol-Myers Squibb Co.	229,681	14,109,304
Caterpillar, Inc.	59,706	10,916,645
Corning, Inc.	271,862	9,751,690
D.R. Horton, Inc.	168,656	12,952,781
Deere & Co.	59,440	17,166,272
Dow, Inc.	215,017	11,159,382
Gateway Energy & Resource Holdings LLC Private Placement, 144A*^	100,000	196,650
Home Depot, Inc. (The)	65,676	17,786,374
Johnson Controls International PLC	293,650	14,629,643
JPMorgan Chase & Co.	224,370	28,869,688
Lam Research Corp.	44,447	21,510,126
McDonald’s Corp.	54,543	11,336,217
MetLife, Inc.	445,077	21,430,458
Microsoft Corp.	115,903	26,884,860
PepsiCo, Inc.	123,225	16,828,838
PNC Financial Services Group, Inc. (The)	112,774	16,185,324
Procter & Gamble Co. (The)	106,166	13,611,543
Prologis, Inc., REIT	301,339	31,098,185
QUALCOMM, Inc.	239,902	37,491,885
Raytheon Technologies Corp.	73,823	4,926,209
Sempra Energy	113,082	13,995,028
Texas Instruments, Inc.	212,644	35,232,984
Truist Financial Corp.	333,136	15,983,865
Union Pacific Corp.	129,397	25,552,026
United Parcel Service, Inc. (Class B Stock)	57,087	8,848,485
Walmart, Inc.	119,415	16,776,613
Williams Cos., Inc. (The)	355,188	7,540,641
		557,382,068

Total Common Stocks (cost $735,744,545)		901,619,518

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description		Shares		Value
Preferred Stocks 5.0%
Canada 1.9%
GFL Environmental, Inc., CVT, 6.000%, Maturing 03/15/23			269,719	$18,402,927
United States 3.1%
American Electric Power Co., Inc., CVT, 6.125%, Maturing 03/15/22(a)			152,152	7,260,694
Aptiv PLC, Series A, CVT, 5.500%, Maturing 06/15/23			98,331	15,285,554
Danaher Corp., Series B, CVT, 5.000%, Maturing 04/15/23(a)			4,922	6,751,015
				29,297,263

Total Preferred Stocks (cost $36,001,668)				47,700,190

Total Long-Term Investments (cost $771,746,213)				949,319,708
Short-Term Investments 3.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	12,130,166	12,130,166
PGIM Institutional Money Market Fund (cost $21,864,636; includes $21,861,629 of cash collateral for securities on loan)(b)(wa)	21,889,909	21,881,154

Total Short-Term Investments (cost $33,994,802)				34,011,320

TOTAL INVESTMENTS 102.2% (cost $805,741,015)				983,331,028
Liabilities in excess of other assets (2.2)%				(21,345,830)

Net Assets 100.0%				$961,985,198

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CVT—Convertible Security
REITs—Real Estate Investment Trust

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $196,650 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,323,008; cash collateral of $21,861,629 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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